Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,652,000
Previously Paid Amount	0.00
Total Fee Amount	504.34
Total Offset Amount	0.00
Net Fee	504.34
Narrative - Max Aggregate Offering Price	$ 3,652,000
Final Prospectus	true